[ Janus Henderson Letterhead ]

January 31, 2023

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	JANUS INVESTMENT FUND

JANUS HENDERSON INTERNATIONAL OPPORTUNITIES FUND

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”) is a registration statement on Form N-14 (the “Registration Statement”) of Janus Investment Fund (the “Registrant”) relating to the proposed reorganization of Janus Henderson International Opportunities Fund (the “Target Fund”) with and into Janus Henderson Overseas Fund (the “Acquiring Fund”) (the “Reorganization”), each a series of the Registrant. The Registration Statement is being filed to register an indefinite number of shares of beneficial interest, $0.01 par value, of the Acquiring Fund that will be issued to the shareholders of the Target Fund in connection with the Reorganization.

It is proposed that this filing will become effective on March 2, 2023, pursuant to Rule 488 under the Securities Act.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.
Assistant Secretary of the Registrant

Enclosure (via EDGAR)

cc:	Abigail Murray, Esq.
Thea Kelley